Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Federal deferred income tax assets:
Unearned premiums reserve	$ 836.0	$ 719.2
Net unrealized losses on fixed-maturity securities	427.3	742.9
Loss and loss adjustment expense reserves	292.7	239.9
Non-deductible accruals	238.2	225.9
Software development costs	66.0	37.8
Operating lease liabilities	37.2	28.8
Hedges on forecasted transactions	3.7	3.8
Investment basis differences	0.2	17.0
Other	13.4	12.7
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(451.0)	(387.3)
Deferred acquisition costs	(354.4)	(324.3)
Property and equipment	(88.4)	(97.0)
Operating lease assets	(37.2)	(28.8)
Loss and loss adjustment expense reserve transition adjustment	(15.9)	(24.1)
Intangible assets	(8.7)	(11.1)
Prepaid expenses	(6.2)	(6.5)
Other	(16.9)	(17.4)
Net federal deferred income taxes	936.0	1,131.5
State deferred income tax assets	39.9	42.2
State deferred income tax liabilities	0.0	0.0
Total	$ 975.9	$ 1,173.7